Fair Value Measurement - Schedule of Quantitative Information Regarding Warrant Liability (Detail) - Warrant Liabilities [Member]	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Fair value of the Company's common stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	14.61	4.19	3.57
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.13	0.13	1.81
Expected volatility factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	68.3	68.4	45.0
Remaining contractual term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years 2 months 12 days	4 years 8 months 12 days	3 years